Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]
In thousands	2012	2011
Spare parts	$ 55	$175
Prepaids	55	70
Deposits and other	285	673
Total	$395	$918